Offsetting of financial assets and financial liabilities	12 Months Ended
Mar. 31, 2022
Offsetting of financial assets and financial liabilities
28. Offsetting of financial assets and financial liabilities
Derivatives
The MHFG Group enters into master netting arrangements such as International Swaps and Derivatives Association, Inc. (“ISDA”) or similar agreements with counterparties to manage mainly credit risks associated with counterparty default. If the predetermined events including counterparty default occur, these enforceable master netting arrangements or similar agreements give the Group the right to offset derivative receivables and derivative payables and related financial collateral such as cash and securities with the same counterparty.
Repurchase and resale agreements and securities lending and borrowing transactions
Repurchase and resale agreements and securities lending and borrowing transactions are generally covered by industry standard master repurchase agreements and industry standard master securities lending agreements with netting terms to manage mainly credit risks associated with counterparty default. In the event of default by the counterparty, these agreements with netting terms provide the Group with the right to offset receivables and payables related to such transactions with the same counterparty, and to liquidate the collateral held.
The following table provides information about the offsetting of financial assets and financial liabilities at March 31, 2021 and 2022. The table includes derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

					Amounts not offset on the balance sheet (3)
	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)		Financial instruments (4)	Cash collateral	Net amounts

	(in billions of yen)
2021
Assets (1) :
Derivatives	8,625	—	8,625	(5)	(6,323)	(588)	1,714
Receivables under resale agreements	11,623	—	11,623	(6)	(10,478)	—	1,145
Receivables under securities borrowing transactions	2,694	—	2,694	(7)	(2,621)	—	73

Total	22,942	—	22,942		(19,422)	(588)	2,932

Liabilities (1) :
Derivatives	8,252	—	8,252	(5)	(6,033)	(933)	1,286
Payables under repurchase agreements	18,607	—	18,607	(6)	(17,979)	—	628
Payables under securities lending transactions	1,208	—	1,208	(7)	(953)	—	255

Total	28,067	—	28,067		(24,965)	(933)	2,169

2022
Assets (1) :
Derivatives	9,723	—	9,723	(5)	(7,232)	(891)	1,600
Receivables under resale agreements	12,751	—	12,751	(6)	(11,437)	—	1,314
Receivables under securities borrowing transactions	2,339	—	2,339	(7)	(2,299)	—	40

Total	24,813	—	24,813		(20,968)	(891)	2,954

Liabilities (1) :
Derivatives	9,770	—	9,770	(5)	(6,716)	(1,329)	1,725
Payables under repurchase agreements	20,070	—	20,070	(6)	(19,366)	—	704
Payables under securities lending transactions	1,361	—	1,361	(7)	(1,164)	—	197

Total	31,201	—	31,201		(27,246)	(1,329)	2,626

Notes:
(1)
Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off
or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter
(“OTC”) and
OTC-cleared
derivatives that are subject to enforceable master netting arrangements or similar agreements.

(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
(5)
The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥8,168 billion and ¥7,652 billion, respectively, at March 31, 2021, and ¥9,326 billion and ¥9,235 billion, respectively, at March 31, 2022.

(6)
The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥10,551 billion and ¥18,321 billion, respectively, at March 31, 2021, and ¥11,537 billion and ¥19,505 billion respectively, at March 31, 2022.

(7)
The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥2,694 billion and ¥958 billion, respectively, at March 31, 2021, and ¥2,339 billion and ¥1,172 billion respectively, at March 31, 2022.